Dividends	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Dividends

20. Dividends

During 2013, the Company declared and paid three consecutive quarterly dividends of $0.05 per common share followed by one quarterly dividend of $0.06 per common share, totaling $16,507.

During 2013, the Company declared and paid one quarterly dividend of $0.26111 per preferred share followed by one quarterly dividend of $0.51111 per preferred share, totaling $1,235.